Consolidating Guarantor and Nonguarantor Financial Information Level 4 Consolidating Balance Sheets (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets
Cash and cash equivalents	$ 232,667		$ 54,507	$ 174,075		$ 182,455	$ 264,601	$ 287,101
Receivables
Trade, less allowances	205,722		134,743			118,901
Related parties	434		674			1,236
Intercompany						0
Other	6,612		6,204			3,796
Inventories	368,350		325,806			283,978
Prepaid expenses and other	11,851		5,523			4,864
Total current assets	845,385		527,457			595,230
Property and equipment, net	261,309		265,924			266,456
Timber deposits	7,267		6,221			8,327
Deferred financing costs	7,279		7,562			4,962
Goodwill	12,170		12,170			12,170
Intangible assets	8,900		8,900			8,900
Other assets	7,486		8,164			6,786
Investments in affiliates	0		0			0
Total assets	1,194,615		836,398			902,831	952,233
Accounts payable
Trade	195,206		140,192			116,758
Related parties	1,957		1,950			1,142
Intercompany						0
Accrued liabilities
Compensation and benefits	42,039		61,814			32,267
Interest payable	2,745		3,188			3,326
Other	30,875		29,043			24,486
Total current liabilities	272,822		236,187			177,979
Debt
Long-term debt	250,000		275,000			219,560
Other
Compensation and benefits	195,384		206,668			200,248
Other long-term liabilities	14,447		14,336			13,676
Total other liabilities	209,831		221,004			213,924
Redeemable equity	0		6,443			8,749	9,299
Commitments and contingent liabilities
Stockholder's equity
Preferred Stock	0		0			0
Common Stock	432		297			297
Additional paid-in capital	494,908		256,927			482,894
Accumulated other comprehensive loss	(118,395)	(119,820)	(121,229)	(116,778)	(118,778)	(120,845)	(40,195)
Retained earnings	85,017		(38,231)			(79,727)
Subsidiary equity	0		0			0
Total stockholders' equity	461,962		97,764			282,619	409,093	359,285
Total liabilities and stockholders' equity	1,194,615		836,398			902,831
Boise Cascade Company (Parent) [Member]
Current Assets
Cash and cash equivalents	232,619		54,294	173,974		182,326	264,364	286,999
Receivables
Trade, less allowances	0		65			0
Related parties	17		16			935
Intercompany						0
Other	(87)		25			(90)
Inventories	0		0			0
Prepaid expenses and other	4,672		914			843
Total current assets	256,968		55,314			184,014
Property and equipment, net	612		1,284			1,259
Timber deposits	0		0			0
Deferred financing costs	7,279		7,562			4,962
Goodwill	0		0			0
Intangible assets	0		0			0
Other assets	20		729			20
Investments in affiliates	639,843		565,355			557,925
Total assets	949,541		630,244			748,180
Accounts payable
Trade	10,894		11,072			8,633
Related parties	402		402			395
Intercompany						0
Accrued liabilities
Compensation and benefits	15,764		17,272			12,104
Interest payable	2,745		3,188			3,326
Other	1,979		2,082			2,470
Total current liabilities	31,784		34,016			26,928
Debt
Long-term debt	250,000		275,000			219,560
Other
Compensation and benefits	195,384		206,668			200,248
Other long-term liabilities	10,411		10,353			10,076
Total other liabilities	205,795		217,021			210,324
Redeemable equity			6,443			8,749
Commitments and contingent liabilities
Stockholder's equity
Preferred Stock	0		0			0
Common Stock	432		297			297
Additional paid-in capital	494,908		256,927			482,894
Accumulated other comprehensive loss	(118,395)		(121,229)			(120,845)
Retained earnings	85,017		(38,231)			(79,727)
Subsidiary equity	0		0			0
Total stockholders' equity	461,962		97,764			282,619
Total liabilities and stockholders' equity	949,541		630,244			748,180
Guarantor Subsidiaries [Member]
Current Assets
Cash and cash equivalents	36		35	28		20	16	19
Receivables
Trade, less allowances	204,727		133,554			118,267
Related parties	417		658			301
Intercompany						56
Other	6,466		5,631			3,661
Inventories	361,849		320,279			278,580
Prepaid expenses and other	7,049		4,576			3,972
Total current assets	580,544		464,733			404,857
Property and equipment, net	252,441		255,869			255,117
Timber deposits	7,267		6,221			8,327
Deferred financing costs	0		0			0
Goodwill	12,170		12,170			12,170
Intangible assets	8,900		8,900			8,900
Other assets	7,465		7,435			6,765
Investments in affiliates	0		0			0
Total assets	868,787		755,328			696,136
Accounts payable
Trade	183,339		128,565			107,336
Related parties	1,555		1,548			747
Intercompany						0
Accrued liabilities
Compensation and benefits	25,910		43,938			19,816
Interest payable	0		0			0
Other	28,137		25,873			21,045
Total current liabilities	238,941		199,924			148,944
Debt
Long-term debt	0		0			0
Other
Compensation and benefits	0		0			0
Other long-term liabilities	4,036		3,983			3,600
Total other liabilities	4,036		3,983			3,600
Redeemable equity			0			0
Commitments and contingent liabilities
Stockholder's equity
Preferred Stock	0		0			0
Common Stock	0		0			0
Additional paid-in capital	0		0			0
Accumulated other comprehensive loss	0		0			0
Retained earnings	0		0			0
Subsidiary equity	625,810		551,421			543,592
Total stockholders' equity	625,810		551,421			543,592
Total liabilities and stockholders' equity	868,787		755,328			696,136
Non-guarantor Subsidiaries [Member]
Current Assets
Cash and cash equivalents	12		178	73		109	221	83
Receivables
Trade, less allowances	995		1,124			634
Related parties	0		0			0
Intercompany						0
Other	233		548			225
Inventories	6,501		5,527			5,398
Prepaid expenses and other	130		33			49
Total current assets	7,873		7,410			6,415
Property and equipment, net	8,256		8,771			10,080
Timber deposits	0		0			0
Deferred financing costs	0		0			0
Goodwill	0		0			0
Intangible assets	0		0			0
Other assets	1		0			1
Investments in affiliates	0		0			0
Total assets	16,130		16,181			16,496
Accounts payable
Trade	973		555			789
Related parties	0		0			0
Intercompany						56
Accrued liabilities
Compensation and benefits	365		604			347
Interest payable	0		0			0
Other	759		1,088			971
Total current liabilities	2,097		2,247			2,163
Debt
Long-term debt	0		0			0
Other
Compensation and benefits	0		0			0
Other long-term liabilities	0		0			0
Total other liabilities	0		0			0
Redeemable equity			0			0
Commitments and contingent liabilities
Stockholder's equity
Preferred Stock	0		0			0
Common Stock	0		0			0
Additional paid-in capital	0		0			0
Accumulated other comprehensive loss	0		0			0
Retained earnings	0		0			0
Subsidiary equity	14,033		13,934			14,333
Total stockholders' equity	14,033		13,934			14,333
Total liabilities and stockholders' equity	16,130		16,181			16,496
Eliminations [Member]
Current Assets
Cash and cash equivalents	0		0	0		0	0	0
Receivables
Trade, less allowances	0		0			0
Related parties	0		0			0
Intercompany						(56)
Other	0		0			0
Inventories	0		0			0
Prepaid expenses and other	0		0			0
Total current assets	0		0			(56)
Property and equipment, net	0		0			0
Timber deposits	0		0			0
Deferred financing costs	0		0			0
Goodwill	0		0			0
Intangible assets	0		0			0
Other assets	0		0			0
Investments in affiliates	(639,843)		(565,355)			(557,925)
Total assets	(639,843)		(565,355)			(557,981)
Accounts payable
Trade	0		0			0
Related parties	0		0			0
Intercompany						(56)
Accrued liabilities
Compensation and benefits	0		0			0
Interest payable	0		0			0
Other	0		0			0
Total current liabilities	0		0			(56)
Debt
Long-term debt	0		0			0
Other
Compensation and benefits	0		0			0
Other long-term liabilities	0		0			0
Total other liabilities	0		0			0
Redeemable equity			0			0
Commitments and contingent liabilities
Stockholder's equity
Preferred Stock	0		0			0
Common Stock	0		0			0
Additional paid-in capital	0		0			0
Accumulated other comprehensive loss	0		0			0
Retained earnings	0		0			0
Subsidiary equity	(639,843)		(565,355)			(557,925)
Total stockholders' equity	(639,843)		(565,355)			(557,925)
Total liabilities and stockholders' equity	$ (639,843)		$ (565,355)			$ (557,981)